Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	115,118	199,305	28,072
Others	934	1,623	228
	116,052	200,928	28,300